DUE TO BANKS AND CORRESPONDENTS (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to Banks And Correspondents	S/ 7,954,271	S/ 7,455,184
Up to 3 months
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to Banks And Correspondents	2,169,022	2,801,499
From 3 months to 1 year
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to Banks And Correspondents	2,055,859	1,536,609
From 1 to 3 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to Banks And Correspondents	1,715,035	1,214,848
From 3 to 5 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to Banks And Correspondents	452,577	554,600
Over 5 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to Banks And Correspondents	S/ 1,561,778	S/ 1,347,628